Long-term receivables, investments and other (Tables)	12 Months Ended
Dec. 31, 2017
Categories Of Noncurrent Financial Assets [Abstract]
Long-term receivables, investments and other

10. Long-term receivables, investments and other

	2017	2016

Investments in equity securities [note 24]	$21,417	$14,807
Derivatives [note 24]	40,804	10,612
Advances receivable from JV Inkai LLP [note 29]	58,820	90,095
Investment tax credits	92,846	93,920
Amounts receivable related to tax dispute [note 19]	303,222	264,042
Other	39,053	49,506

	556,162	522,982
Less current portion	(36,089)	(10,498)

Net	$520,073	$512,484